Note K - Related Party Transactions (Details) - Related Party Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Related Party Loans [Abstract]
Total loans at January 1, 2013	$ 5,718
Total loans at December 31, 2013	5,679
New loans	1,416
Repayments	$ (1,455)